Document and Entity Information	May 29, 2025
Cover [Abstract]
Entity Registrant Name	FATE THERAPEUTICS INC
Amendment Flag	true
Entity Central Index Key	0001434316
Document Type	8-K/A
Document Period End Date	May 29, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-36076
Entity Tax Identification Number	65-1311552
Entity Address, Address Line One	12278 Scripps Summit Dr.
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92131
City Area Code	858
Local Phone Number	875-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	FATE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amended Form 8-K”) amends Item 5.07 of the Current Report on Form 8-K filed by Fate Therapeutics, Inc. (the “Company”) with the Securities and Exchange Commission on May 30, 2025 (the “Original Form 8-K”). Item 5.07 of the Original Form 8-K reported the results of the matters submitted for stockholder action at the Company’s 2025 annual meeting of stockholders held on May 29, 2025 (the “2025 Annual Meeting”). The sole purpose of this Amended Form 8-K is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to the frequency of future non-binding advisory votes to approve the compensation of the Company’s named executive officers. Except as set forth herein, no other changes have been made to the Original Form 8-K.